CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Additional Paid in Capital Churchill Capital Corp IV	Additional Paid in Capital	Accumulated Deficit Churchill Capital Corp IV	Accumulated Deficit	Churchill Capital Corp IV Class A Common Stock	Churchill Capital Corp IV Class B Common Stock	Churchill Capital Corp IV	Total
Balance at Dec. 31, 2019		$ 16,432,000		$ (637,513,000)				$ (621,080,000)
Balance at Dec. 31, 2020	$ 68,460,540	38,115,000	$ (63,467,875)	(1,356,893,000)	$ 2,166	$ 5,175	$ 5,000,006	(1,318,777,000)
Balance (in shares) at Dec. 31, 2020					21,656,223	51,750,000
Balance at Apr. 29, 2020	0		0		$ 0	$ 0	0
Balance (in shares) at Apr. 29, 2020					0	0
Issuance of Class B common stock to Sponsor	19,825					$ 5,175	25,000
Issuance of Class B common stock to Sponsor (in shares)						51,750,000
Net loss			(1,000)				(1,000)
Balance at Jun. 30, 2020	19,825	18,736,000	(1,000)	(884,381,000)	$ 0	$ 5,175	24,000	(865,644,000)
Balance (in shares) at Jun. 30, 2020					0	51,750,000
Balance at Apr. 29, 2020	0		0		$ 0	$ 0	0
Balance (in shares) at Apr. 29, 2020					0	0
Change in value of common stock subject to possible redemption	(1,853,419,236)						(1,853,437,770)
Issuance of Class B common stock to Sponsor	19,825						25,000
Balance at Dec. 31, 2020	68,460,540	38,115,000	(63,467,875)	(1,356,893,000)	$ 2,166	$ 5,175	5,000,006	(1,318,777,000)
Balance (in shares) at Dec. 31, 2020					21,656,223	51,750,000
Change in value of common stock subject to possible redemption	(68,460,540)		(148,099,524)		$ (2,166)		(216,562,230)
Change in value of common stock subject to possible redemption (in shares)					(21,656,223)
Net loss	0		(871,798,158)		$ 0	$ 0	(871,798,158)
Balance at Mar. 31, 2021	0	6,198,000	(1,083,365,557)	(4,234,062,000)	$ 0	$ 5,175	(1,083,360,382)	(4,227,863,000)
Balance (in shares) at Mar. 31, 2021					0	51,750,000
Change in value of common stock subject to possible redemption	0		0		$ 0	$ 0	0
Change in value of common stock subject to possible redemption (in shares)					0	0
Net loss	$ 0		(588,819,915)		$ 0	$ 0	(588,819,915)
Balance at Jun. 30, 2021		$ 26,615,000	$ (1,672,185,472)	$ (4,495,788,000)	$ 0	$ 5,175	$ (1,672,180,297)	$ (4,469,172,000)
Balance (in shares) at Jun. 30, 2021					0	51,750,000